As filed with the Securities and Exchange Commission on January 23, 2012

File No. 033-58041
File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 59

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 60

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices)
(610) 989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b)
☒   on February 23, 2012 pursuant to paragraph (b)(1)(iii) of Rule 485.
☐  60 days after filing pursuant to paragraph (a)(1)
☐  on [date] pursuant to paragraph (a)(1)
☐  75 days after filing pursuant to paragraph (a)(2)
☐  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for SEI Institutional Investments Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until February 23, 2012, the effectiveness of Post-Effective Amendment No. 57 (“PEA No. 57”), which was filed with the Commission via EDGAR Accession No. 0001104659-11-063228 on November 10, 2011, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 57 by means of this filing, Parts A, B and C of PEA No. 57 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for the Trust’s Extended Market Index Fund is incorporated herein by reference to Part A of PEA No. 57.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Trust’s Extended Market Index Fund is incorporated herein by reference to Part B of PEA No. 57.

PART C — OTHER INFORMATION

The Part C for the Trust’s Extended Market Index Fund is incorporated herein by reference to the Part C of PEA No. 57.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 59 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on this 23rd day of January, 2012.

SEI INSTITUTIONAL INVESTMENTS TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	January 23, 2012
Rosemarie B. Greco

*	Trustee	January 23, 2012
William M. Doran

*	Trustee	January 23, 2012
George J. Sullivan, Jr.

*	Trustee	January 23, 2012
Nina Lesavoy

*	Trustee	January 23, 2012
James M. Williams

*	Trustee	January 23, 2012
Mitchell A. Johnson

*	Trustee	January 23, 2012
Hubert L. Harris, Jr.

/s/ Robert A. Nesher	Trustee, President & Chief	January 23, 2012
Robert A. Nesher	Executive Officer

/s/ Peter A. Rodriguez	Controller & Chief	January 23, 2012
Peter A. Rodriguez	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact